Significant Accounting Policies (Details) - USD ($)	1 Months Ended	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Net loss		$ (9,696,158)	$ (1,494,609)
Accumulated deficit	$ (21,613,133)	(31,309,291)
Net cash used in operation		(579,568)	(549,125)
Allowance for accounts receivable	1,522,739	1,459,238
Realizable value, inventories	158,834	$ 149,507
Amortized useful life, term		10 years
Refund liabilities	111,951	$ 146,049
Advance from customers	165,534	190,193
Marketing and advertising expenses		134,558	$ 150,046
Accumulated other comprehensive income	197,571	$ 1,018,811
Voting interest percentage		10.00%
Credit loss	1,522,739	$ 1,459,238
Minimum [Member]
Accounting Policies [Abstract]
Interest rates		6.00%
Maximum [Member]
Accounting Policies [Abstract]
Interest rates		18.00%
Accounts Receivable [Member]
Accounting Policies [Abstract]
Cash and cash equivalents	$ 17,368,478	$ 11,465,020
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Accounting Policies [Abstract]
Concentration risk percentage		10.00%	10.00%
Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Accounting Policies [Abstract]
Concentration risk percentage		10.00%